Offerings	Dec. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value(4)(5)(6)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Preference Shares, no par value(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 3
Offering:
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 4
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Depositary shares(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 5
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Warrants(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 6
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Purchase Contracts(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 7
Offering:
Other Rule	true
Security Type	Debt Convertible into Equity
Security Class Title	Subscription Receipts(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.

Offering: 8
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Units(4)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.00%
Amount of Registration Fee	$ 0
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities is being registered as may periodically be offered at indeterminate prices.
(2)The registration fee shall be calculated based on the fee payment rate in effect on the date of the fee payment.
(3)In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the entire registration fee.
(4)Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.
(5)An indeterminate number of shares of common shares may be issued from time to time upon exercise, conversion or exchange of other securities.
(6)Including rights to acquire common shares pursuant to Open Text Corporation’s amended and restated shareholder rights plan.